Cash from operations (Tables)	6 Months Ended
Jun. 30, 2024
Cash from operations
Schedule of cash flow from operations

	Three months ended		Six months ended
	June 30,	June 30,	June 30,	June 30,
	2024	2023	2024	2023
	$’000	$’000	$’000	$’000

Reconciliation:
Loss before taxation	(87,978)	(1,213,085)	(1,647,292)	(1,190,092)
Adjustments:
Depreciation of property, plant and equipment (note 6 and 7)	76,436	103,377	153,002	209,691
Amortization of intangible assets (note 6 and 7)	10,730	13,117	21,730	25,759
Amortization of prepaid site rent	2,387	2,424	4,989	5,129
Impairment of property, plant and equipment, intangible assets excluding goodwill and related prepaid land rent (note 6)	2,914	935	5,974	5,081
Impairment of assets held for sale (note 6)	2,853	—	2,853	—
Impairment of goodwill (note 7)	—	—	87,894	—
Impairment of withholding tax receivables (note 7)	2,756	13,349	10,972	24,604
Net (gain)/loss on disposal of property, plant and equipment (note 7)	(1,919)	168	(2,292)	(566)
Share‑based payment expense (note 7)	4,885	3,628	8,066	6,917
(Reversal of loss allowance)/loss allowance on trade receivables (note 8)	(2,381)	954	2,179	4,514
Finance income (note 9)*	(43,010)	(8,373)	(24,376)	(13,160)
Finance costs (note 10)*	279,156	1,369,052	1,812,744	1,546,019
Insurance claim income	(30)	(133)	(40)	(278)
Operating income before working capital changes*	246,799	285,413	436,403	623,618

Changes in working capital
Decrease/(increase) in inventory*	6,049	28,811	(5,395)	36,721
Increase in trade and other receivables	(111,876)	(49,000)	(187,127)	(137,079)
Increase/(decrease) in trade and other payables*	10,624	(6,127)	699	(12,141)
Net movement in working capital*	(95,203)	(26,316)	(191,823)	(112,499)

Cash from operations*	151,596	259,097	244,580	511,119

*Revised to reflect an adjustment related to the accounting treatment of foreign exchange on goods in transit in Nigeria (see note 28).